Summary of Significant Accounting Policies - Marketing (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Advertising expense	$ 13.0	$ 8.1	$ 37.9